UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS HIGH YIELD STRATEGIES FUND
Statement of Investments
June 30, 2005 (Unaudited)
	Principal
Bonds and Notes - 129.2%	Amount a		Value ($)
Advertising - .4%
RH Donnelley Financial:
Sr. Notes, 8.875%, 2010	660,000	b,c	724,350
Sr. Sub. Notes, 10.875%, 2012	551,000	b,c	643,292
			1,367,642
Aerospace & Defense - 1.5%
Argo-Tech,
Sr. Notes, 9.25%, 2011	1,182,000		1,288,380
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,239,000	c	1,300,950
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	438,000		455,520
Transdigm,
Sr. Sub Notes, 8.375%, 2011	1,955,000		2,082,075
			5,126,925
Agricultural - .4%
Alliance One International,
Notes, 11%, 2012	1,430,000	b,c	1,480,050
Airlines - 1.3%
AMR,
Debs., 9.75%, 2021	2,400,000	c	1,608,000
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	1,619,722	c	1,214,557
Sr. Notes, 10%, 2009	1,920,000	c	844,800
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 1.391%, 2049	668,434	d	646,746
			4,314,103
Auto Manufacturing - .4%
Navistar International,
Sr. Notes, 7.5%, 2011	1,292,000	c	1,324,300
Auto Trucks & Parts - 3.1%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	2,959,000	c	2,944,205
Goodyear Tire & Rubber,
Sr. Notes, 9%, 2015	4,000,000	b	3,950,000
HLI Operating,
Sr. Notes, 10.5%, 2010	278,000	c	273,830
Polypore,
Sr. Discount Notes, 0/10.50%, 2012	2,003,000	b,e	1,101,650
United Components,
Sr. Sub. Notes, 9.375%, 2013	675,000	c	683,437
Visteon,
Sr. Notes, 8.25%, 2010	1,475,000		1,371,750
			10,324,872
Banking - 1.3%
Chevy Chase Bank FSB,
Sub. Notes, 6.875%, 2013	3,000,000	c	3,112,500
Colonial Bank Montgomery Alabama,
Sub. Notes, 9.375%, 2011	1,000,000		1,192,022
			4,304,522
Building & Construction - 3.2%
Asia Aluminum,
Secured Notes, 8%, 2011	355,000	b	350,562
Beazer Homes USA,
Sr. Notes, 6.875%, 2015	2,000,000	b,c	1,990,000
Compression Polymers,
Sr. Notes, 10.5%, 2013	1,325,000	b	1,325,000
Goodman Global:
Sr. Notes, 6.41%, 2012	365,000	b,d	361,350
Sr. Sub. Notes, 7.875%, 2012	438,000	b	407,340
Nortek,
Sr. Sub. Notes, 8.5%, 2014	1,319,000		1,233,265
Owens Corning,
Debs., 7.5%, 2018	2,826,000	f	2,087,708
Texas Industries,
Sr. Notes, 7.25%, 2013	250,000	b	256,250
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	2,370,000	c	2,571,450
			10,582,925

Chemicals - 5.0%
Airgas,
Sr. Sub. Notes, 9.125%, 2011	120,000		130,200
Huntsman:
Sr. Notes, 9.875%, 2009	438,000		470,850
Sr. Secured Notes, 11.625%, 2010	909,000	c	1,069,211
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	3,516,000	c	3,634,665
Nalco,
Sr. Sub. Notes, 8.875%, 2013	4,508,000	c	4,857,370
PQ,
Sr. Sub. Notes, 7.5%, 2013	250,000	b	246,875
Rhodia,
Sr. Notes, 10.25%, 2010	4,454,000	c	4,799,185
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	1,380,000	c	1,528,350
			16,736,706
Commercial Services - 1.3%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	888,000	c	1,010,100
Corrections Corp of America,
Sr. Notes, 6.25%, 2013	2,475,000	c	2,468,812
Service Corp International,
Sr. Notes, 7%, 2017	660,000	b	681,450
			4,160,362
Consumer Products - 1.6%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	1,290,000		1,044,900
Amscan,
Sr. Sub. Notes, 8.75%, 2014	1,669,000	c	1,535,480
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	2,264,000	c	2,394,180
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	465,000		488,250
			5,462,810
Diversified Financial Service - 7.0%
BCP Crystal US,
Sr. Sub. Notes, 9.625%, 2014	2,280,000	c	2,565,000
Consolidated Communications Illinois/Texas,
Sr. Notes, 9.75%, 2012	1,150,000	b	1,210,375
FINOVA,
Notes, 7.5%, 2009	2,435,120	c	1,095,804
Ford Motor Credit:
Notes, 4.21813%, 2006	4,500,000	c,d	4,462,151
Notes, 7.375%, 2009	1,650,000		1,613,819
Glencore Funding,
Notes, 6%, 2014	1,150,000	b	1,104,576
GMAC:
Notes, 7.75%, 2010	3,435,000		3,361,010
Sr. Notes, 5.375%, 2011	1,140,000		1,238,616
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014	560,000		575,400
Kansas City Southern Railway,
Sr. Notes, 9.5%, 2008	1,090,000		1,193,550
Residential Capital:
Notes, 6.375%, 2010	3,040,000	b	3,057,851
Notes, 6.875%, 2015	800,000	b	821,984
Stena,
Sr. Notes, 7.5%, 2013	1,170,000		1,158,300
			23,458,436

Electric Utilities - 13.2%
AES,
Sr. Notes, 9.375%, 2010	7,110,000	c	8,087,625
Allegheny Energy Statutory Trust,
Secured Notes, 10.25%, 2007	4,965,999		5,495,250
Allegheny Energy Supply:
Bonds, 8.25%, 2012	5,929,000	b,c	6,670,125
Notes, 7.8%, 2011	840,000		919,800
CMS Energy,
Sr. Notes, 9.875%, 2007	2,442,000	c	2,673,990
Calpine Generating,
Secured Notes, 12.39%, 2011	216,000	c,d	197,640
FPL Energy National Wind,
Notes, 6.125%, 2019	800,000	b	778,187
Mirant,
Sr. Notes, 7.4%, 2004	1,558,000	b,f	1,269,770
NRG Energy,
Sr. Secured Notes, 8%, 2013	2,300,000	b	2,438,000
Nevada Power:
First Mortgage, 6.50%, 2012	478,000	c	501,900
Mortgage, Bonds Ser. A, 8.25%, 2011	1,091,000		1,235,558
Notes, Ser. E, 10.875%, 2009	977,000		1,096,682
Reliant Energy:
Sr. Secured, Notes, 9.25%, 2010	4,913,000	c	5,379,735
Sr. Secured Notes, 9.5%, 2013	1,480,000		1,650,200
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	425,000		438,813
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	1,932,000	c	2,144,520
TECO Energy,
Sr. Notes, 6.75%, 2015	525,000	b	559,125
TXU,
Notes, 5.55%, 2014	2,225,000	b	2,169,055
Tenaska Alabama Partners,
Sr. Secured Notes, 7%, 2021	300,000	b	305,250
			44,011,225
Electrical & Electronics - 2.1%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	1,950,000	c	2,062,125
Fisher Scientific International:
Sr. Sub. Notes, 6.125%, 2015	1,350,000	b	1,358,438
Sr. Sub. Notes, 8%, 2013	2,322,000	c	2,664,495
Imax,
Sr. Notes, 9.625%, 2010	919,000	c	969,545
			7,054,603
Entertainment - 3.1%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	1,501,000	c	1,649,224
Cinemark:
Sr. Discount Notes, 0/9.75%, 2014	1,335,000	e	894,450
Sr. Sub. Notes, 9%, 2013	90,000		92,925
Intrawest,
Sr. Notes, 7.5%, 2013	133,000		137,156
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	1,878,000		2,051,715
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013	2,225,000	b	2,258,375
Sr. Sub. Notes, 6.375%, 2009	1,800,000	c	1,845,000
Penn National Gaming,
Sr. Sub. Notes, 6.75%, 2015	540,000	b	538,650
Seneca Gaming,
Sr. Notes, 7.25%, 2012	875,000	b	908,906
			10,376,401
Environmental Control - 3.5%
Allied Waste:
Sr. Notes, Ser. B, 8.5%, 2008	9,009,000	c	9,493,234
Sr. Notes, Ser. B, 9.25%, 2012	1,215,000	c	1,318,275
Geo Sub,
Sr. Notes, 11%, 2012	840,000	c	848,400
			11,659,909

Food & Beverages - 3.0%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	225,000	c	233,719
Corn Products International:
Sr. Notes, 8.25%, 2007	863,000		926,612
Sr. Notes, 8.45%, 2009	863,000		972,441
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,879,000	c	2,076,295
Dole Food:
Debs., 8.75%, 2013	665,000	c	723,187
Sr. Notes, 8.625%, 2009	702,000	c	751,140
Sr. Notes, 8.875%, 2011	475,000	c	509,438
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	395,000		403,394
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	1,080,000		972,000
Stater Brothers,
Sr. Notes, 8.125%, 2012	2,375,000		2,327,500
			9,895,726
Gaming & Lodging - 7.4%
Chumash Casino & Resort Enterprise,
Sr. Notes, 9.26%, 2010	610,000	b	663,375
Gaylord Entertainment,
Sr. Notes, 8%, 2013	200,000		211,250
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	2,548,000	c	2,955,680
Kerzner International,
Notes, 8.875%, 2011	1,311,000	c	1,409,325
MGM Mirage,
Notes, 8.5%, 2010	2,858,000	c	3,186,670
Mandalay Resort,
Sr. Notes, 6.5%, 2009	1,825,000	c	1,875,187
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010	1,140,000	c	1,282,500
Sr. Sub. Notes, 8.875%, 2008	1,848,000	c	2,067,450
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	4,752,000	c	5,435,100
Trump Entertainment Resorts,
Notes, 8.5%, 2015	3,503,000	c	3,437,319
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	690,000	b,c	733,125
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	1,331,000	b	1,301,053
			24,558,034
Health Care - 6.0%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	860,000		941,700
Coventry Health Care,
Sr. Notes, 8.125%, 2012	505,000		547,925
DaVita,
Sr. Sub. Notes, 7.25%, 2015	1,225,000	b	1,264,813
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	791,000	c	858,235
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	2,704,000	c	2,507,960
Healthsouth:
Notes, 7.625%, 2012	1,400,000		1,365,000
Sr. Notes, 8.375%, 2011	1,400,000		1,396,500
Psychiatric Solutions,
Sr. Sub Notes, 7.75%, 2015	275,000	b	275,000
Tenet Healthcare,
Sr. Notes, 9.875%, 2014	7,346,000	c	7,915,315
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	2,918,000		3,012,835
			20,085,283

Machinery - 2.8%
Case New Holland,
Sr. Notes, 9.25%, 2011	3,595,000	b,c	3,792,725
Douglas Dynamics,
Sr. Notes, 7.75%, 2012	3,100,000	b,c	3,053,500
Terex,
Sr. Sub. Notes, Ser. B, 10.375%, 2011	2,250,000	c	2,452,500
			9,298,725
Manufacturing - 1.3%
Bombardier,
Notes, 6.3%, 2014	1,275,000	b	1,160,250
JB Poindexter & Co,
Sr. Notes, 8.75%, 2014	2,259,000	c	2,066,985
Polypore,
Sr. Sub. Notes, 8.75%, 2012	1,044,000	c	981,360
			4,208,595
Media - 10.4%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	1,550,000	f	1,348,500
American Media Operation,
Sr. Sub. Notes, Ser. B, 10.25%, 2009	1,045,000	c	1,050,225
CBD Media,
Sr. Sub. Notes, 8.625%, 2011	200,000		207,000
CSC Holdings:
Sr. Notes, 6.75%, 2012	2,855,000	b,c	2,697,975
Sr. Notes, Ser.B, 8.125%, 2009	1,150,000	c	1,170,125
Cablevision Systems,
Sr. Notes, Ser. B, 7.89%, 2009	850,000	d	856,375
Charter Communications Holdings:
Sr. Discount Notes, 0/11.75%, 2011	1,800,000	c,e	1,201,500
Sr. Notes, 8.75%, 2013	4,546,000	c	4,500,540
Dex Media East Finance:
Sr. Sub. Notes, Ser. B, 9.875%, 2009	178,000		197,135
Sr. Sub. Notes, Ser. B, 12.125%, 2012	2,060,000	c	2,477,150
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	4,165,000	c	4,768,925
Entercom Radio Capital,
Sr. Sub. Notes, 7.625%, 2014	425,000		445,188
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	450,000	c	490,500
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,268,000	b	1,382,120
LBI Media,
Sr. Discount Notes, 0/11%, 2013	1,392,000	c,e	1,038,780
Lodgenet Entertainment,
Sr. Sub. Deb., 9.5%, 2013	419,000	c	458,805
Nexstar Finance:
Sr. Sub. Notes, 7%, 2014	2,993,000	c	2,787,231
Sr. Discount Notes, 0/11.375%, 2013	2,245,000	c,e	1,697,781
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	2,898,000	c,f	1,604,768
Radio One,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,435,000		1,548,006
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	2,121,000		2,295,982
Young Broadcasting,
Sr. Sub. Notes, 10%, 2011	435,000		415,425
			34,640,036

Mining & Metals - 1.5%
CSN Islands VIII,
Sr. Notes, 10%, 2015	1,315,000	b	1,426,775
Consol Energy,
Notes, 7.875%, 2012	3,182,000	c	3,468,380
			4,895,155
Oil & Gas - 10.0%
Coastal:
Notes, 7.75%, 2010	3,942,000	c	4,040,550
Notes, 7.625%, 2008	3,893,000	c	4,000,057
Sr. Deb., 6.5%, 2008	862,000	c	859,845
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	460,000	b	455,806
El Paso Production,
Sr. Notes, 7.75%, 2013	2,321,000		2,489,272
Hanover Compressor:
Sr. Notes, 9%, 2014	1,263,000	c	1,351,410
Sr. Sub Notes, 8.625%, 2010	921,000	c	978,563
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	3,912,000	c	4,176,060
McMoRan Exploration:
Sr. Notes, 5.25%, 2011	891,000	b	1,186,144
Sr. Notes, 6%, 2008	4,497,000	c	6,717,394
Petroleum Geo-Services,
Notes, 10%, 2010	2,630,000		2,958,750
Pogo Producing,
Sr. Sub. Notes, 6.625%, 2015	1,875,000	b	1,945,313
Whiting Petroleum,
Sr. Sub. Notes, 7.25%, 2013	2,225,000		2,280,625
			33,439,789
Packaging & Containers - 5.1%
Berry Plastics,
Sr. Sub. Notes, 10.75%, 2012	825,000		904,406
Crown European,
Sr. Secured Notes, 9.5%, 2011	3,415,000	c	3,790,650
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	1,026,000		1,036,260
Owens-Brockway:
Sr. Notes, 6.75%, 2014	445,000		452,231
Sr. Notes, 8.25%, 2013	450,000	c	491,062
Sr. Secured Notes, 7.75%, 2011	900,000	c	960,750
Sr. Secured Notes, 8.75%, 2012	133,000		147,298
Sr. Secured Notes, 8.875%, 2009	1,000,000	c	1,067,500
Owens-Illinois:
Debs., 7.5%, 2010	900,000		949,500
Debs., 7.8%, 2018	1,635,000		1,724,925
Pliant,
Sr. Secured Discount Notes, 0/11.125%, 2009	1,437,000	c,e	1,271,745
Solo Cup,
Sr. Sub. Notes, 8.5%, 2014	800,000		752,000
Stone Container:
Sr. Notes, 8.375%, 2012	662,000	c	671,930
Sr. Notes, 9.75%, 2011	2,525,000	c	2,682,813
			16,903,070

Paper & Forest Products - 4.2%
Appleton Papers,
Sr. Sub Notes, 9.75%, 2014	2,709,000	c	2,627,730
Buckeye Technologies:
Sr. Notes, 8.5%, 2013	1,150,000	c	1,178,750
Sr. Sub Notes, 9.25%, 2008	800,000	c	804,000
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	1,772,000	c	1,893,825
Sr. Notes, 8.875%, 2010	3,131,000	c	3,569,340
Sr. Notes, 9.375%, 2013	3,454,000	c	3,924,608
			13,998,253
Pipelines - 6.2%
ANR Pipeline:
Debs., 7.375%, 2024	50,000	c	53,151
Notes, 8.875%, 2010	2,230,000	c	2,457,299
Sr. Notes, 7%, 2025	95,000	c	97,324
Dynegy:
Secured Notes, 9.875%, 2010	5,415,000	b,c	6,010,650
Secured Notes, 10.125%, 2013	3,550,000	b,c	4,029,250
Northwest Pipeline,
Sr. Notes, 8.125%, 2010	2,200,000		2,398,000
Southern Natural Gas,
Notes, 8.875%, 2010	1,795,000	c	1,977,961
Williams Cos.:
Notes, 7.125%, 2011	1,000,000	c	1,085,000
Notes, 7.875%, 2021	1,900,000		2,170,750
Notes, 8.75%, 2032	435,000		524,719
			20,804,104
Real Estate investment Trust - 1.3%
BF Saul,
Sr. Secured Notes, 7.5%, 2014	1,985,000	c	2,064,400
Host Marriott:
Notes, Ser. I, 9.5%, 2007	90,000		95,850
Sr. Notes, Ser. M, 7%, 2012	2,150,000		2,241,375
			4,401,625
Retail - 1.7%
Amerigas Partners,
Sr. Notes, 7.25%, 2015	1,100,000	b	1,149,500
JC Penney,
Sr. Notes, 8%, 2010	1,472,000	c	1,626,560
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	1,035,000	c	1,071,225
Sr. Secured Notes, 12.5%, 2006	899,000		975,415
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	966,000		980,490
			5,803,190
Structured Index - 4.5%
Dow Jones CDX,
Credit Linked Notes, Ser. 4-T1, 8.25%, 2010	14,806,000	b,c,g	14,880,030
Technology - 1.0%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	3,190,000		3,397,350

Telecommunications - 10.3%
American Tower:
Sr. Notes, 7.125%, 2012	1,329,000		1,412,063
Sr. Notes, 9.375%, 2009	999,000	c	1,052,696
Sr. Sub. Notes, 7.25%, 2011	1,100,000	c	1,166,000
American Tower Escrow,
Discount Notes, 0%, 2008	450,000	c	347,625
Hawaiian Telcom Communications,
Sr. Notes, 8.91375%, 2013	1,050,000	b,d	1,086,750
Innova S de RL,
Notes, 9.375%, 2013	1,814,000		2,054,355
Intelsat Bermuda:
Sr. Notes, 7.805%, 2012	1,250,000	b,d	1,278,125
Sr. Notes, 8.25%, 2013	1,370,000	b	1,421,375
MCI,
Sr. Notes, 8.735%, 2014	40,000		44,950
Nextel Partners,
Sr. Notes, 12.5%, 2009	1,073,000	c	1,170,911
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	677,000	f	374,889
Qwest:
Bank Note, Ser. A, 6.5%, 2007	1,058,000	d	1,089,740
Bank Note, Ser. B, 6.95%, 2010	500,000	d	495,000
Qwest Services,
Secured Notes, 14%, 2014	3,685,000		4,486,488
Roger Wireless:
Sr. Secured Notes, 7.25%, 2012	2,000,000		2,170,000
Sr. Secured Notes, 9.625%, 2011	1,000,000	c	1,178,750
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	4,857,000	c,e	4,492,725
Spectrasite,
Sr. Notes, 8.25%, 2010	1,763,000		1,877,595
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	1,330,000		1,466,325
US Unwired,
Second Priority Sr. Secured Notes, Ser. B, 10%, 2012	2,172,000		2,427,210
Western Wireless,
Sr. Notes, 9.25%, 2013	3,026,000		3,460,987
			34,554,559
Textiles & Apparel - 1.1%
Dan River,
Sr. Notes, 12.75%, 2009	1,831,000	b,f,h	0
INVISTA,
Notes, 9.25%, 2012	1,210,000	b	1,327,975
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	2,166,000	c	2,377,185
			3,705,160
Transportation - 3.0%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,476,000	c	1,479,690
Greenbrier,
Sr. Notes, 8.375%, 2015	1,375,000	b	1,405,937
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	1,745,000		1,845,338
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	5,000,000	c	5,375,000
			10,105,965
Total Bonds and Notes
(cost $418,321,051)			431,320,440

Preferred Stocks - 2.9%
Diversified Financial Service - 1.4%
Sovereign Capital Trust II,
Cum. Conv., $2.1875	92,250		4,082,062
Williams Holdings Of Delaware,
Cum. Conv., $2.75	6,650	b	606,813
			4,688,875
Media - 1.5%
Paxson Communications,
Cum., $1,425	3		21,704
Cum. Conv., $975	470	b	1,786,934
Spanish Broadcasting System (Units)
Cum. Conv., Ser. B, $107.5	3,043		3,264,066
			5,072,704
Total Preferred Stocks
(cost $12,844,561)			9,761,579

Common Stocks - .3%
Chemicals - .1%
Huntsman	8,533	i	172,964
Telecommunications - .2%
AboveNet	17,570	i	491,960
Horizon PCS, Cl. A	718	i	18,668
			510,628
Gaming & Lodging - 0%
Trump Entertainment Resorts	4,799	c,i	65,268
Textiles & Apparel - 0%
Dan River	58,891	i	70,669
Total Common Stocks
(cost $1,627,073)			819,529

Other - .0%
Telecommunications - .0%
AboveNet (warrants)	7,395	i	59,160
AboveNet (warrants)	8,700	i	34,800
(cost $275,029)			93,960

Other Investment - 3.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,432,000)	12,432,000	j	12,432,000

Total Investment (cost $445,500,164)	136.1%		454,427,507
Liabilities, Less Cash and Receivable	(36.1)%		(120,559,796)
Net Assets	100.0%		333,867,711

a Principal amount stated in U.S. Dollars unless otherwised noted.
Eur-Euro
b Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyer.
At June 30, 2005, these securities amounted to $100,783,398 or 30.2% of net assets.
c Collateral for Revolving Credit and Security Agreement.
d Variable rate security-interest rate subject to periodic change.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Non-income producing-security in default.
g Security linked to a portfolio of debt securities.
h The value of this security has been determined in good faith under the direction of the Board of Trustees.
i Non-income producing security .
j Investment in affiliated money market funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)